Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended	As of January 1,
	December 31, 2019	2019 *
Right-of-use assets
Land, building and improvements	7,037	10,103
Plant and production equipment	1,003	1,224
Vehicles, furniture and fixtures	340	519
	8,380	11,846

Lease liabilities
Current	3,144	4,942
Non-current	5,783	8,607
	8,927	13,549

Summary of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	11,846
Adjusted balances at the beginning of the period	11,846
Additions	427
Depreciation of the year	(3,443)
Translation differences and inflation adjustment	(450)
Balances at the end of the year	8,380

Lease liabilities	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	13,549
Adjusted balances at the beginning of the period	13,549
New contracts	436
Lease payments	(5,130)
Leases financial cost	477
Translation differences and inflation adjustment	(405)
Balances at the end of the year	8,927

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2019 (1)	3,523	898	2,159	4,004	10,584

Schedule of amounts recognized in consolidated statement of income

For the year ended
December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(2,957)
Plant and production equipment	(160)
Vehicles, furniture and fixtures	(326)
(3,443)

Financial expenses (Leases financial cost)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(2,011)

Summary of minimum lease payments receivable on leases and sub-concession of spaces

At December 31,
2019
Within 1 year	90,914
Between 1 and 5 years	248,986
Later than 5 years	296,899
Total	636,799